Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Jun. 05, 2017
Supplement [Text Block]	jpmt2_SupplementTextBlock
JPMORGAN TRUST II

J.P. Morgan International Funds
JPMorgan International Research Enhanced Equity Fund
Prospectus dated March 1, 2017, as supplemented

J.P. Morgan Municipal Bond Funds
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund
JPMorgan Ohio Municipal Bond Fund
Prospectuses dated July 1, 2016

JPMorgan Municipal Income Fund
Prospectus dated February 28, 2017, as supplemented

J.P. Morgan Income Funds
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund
JPMorgan Limited Duration Bond Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Short Duration Bond Fund
JPMorgan Treasury & Agency Fund
Prospectus dated July 1, 2016

J.P. Morgan Investor Funds
JPMorgan Investor Balanced Fund
JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Growth & Income Fund
JPMorgan Investor Growth Fund
Prospectus dated November 1, 2016, as supplemented

J.P. Morgan U.S. Equity Funds
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Intrepid Mid Cap Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Market Expansion Enhanced Index Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
Prospectus dated November 1, 2016, as supplemented

(Class A and Class I Shares)

Supplement dated June 5, 2017
to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.

JPMorgan International Research Enhanced Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
JPMORGAN TRUST II

J.P. Morgan International Funds
JPMorgan International Research Enhanced Equity Fund
Prospectus dated March 1, 2017, as supplemented

(Class A and Class I Shares)

Supplement dated June 5, 2017
to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.

JPMorgan Short-Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
JPMORGAN TRUST II

J.P. Morgan Municipal Bond Funds
JPMorgan Short-Intermediate Municipal Bond Fund
Prospectuses dated July 1, 2016

(Class A and Class I Shares)

Supplement dated June 5, 2017
to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.

JPMorgan Tax Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
JPMORGAN TRUST II

J.P. Morgan Municipal Bond Funds
JPMorgan Tax Free Bond Fund
Prospectuses dated July 1, 2016

(Class A and Class I Shares)

Supplement dated June 5, 2017
to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.

JPMorgan Ohio Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
JPMORGAN TRUST II

J.P. Morgan Municipal Bond Funds
JPMorgan Ohio Municipal Bond Fund
Prospectuses dated July 1, 2016

(Class A and Class I Shares)

Supplement dated June 5, 2017
to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.

JPMorgan Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
JPMORGAN TRUST II

J.P. Morgan Municipal Bond Funds
JPMorgan Municipal Income Fund
Prospectus dated February 28, 2017, as supplemented

(Class A and Class I Shares)

Supplement dated June 5, 2017
to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.

JPMorgan Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
JPMORGAN TRUST II

J.P. Morgan Income Funds
JPMorgan Core Bond Fund
Prospectus dated July 1, 2016

(Class A and Class I Shares)

Supplement dated June 5, 2017
to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.

JPMorgan Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
JPMORGAN TRUST II

J.P. Morgan Income Funds
JPMorgan Core Plus Bond Fund
Prospectus dated July 1, 2016

(Class A and Class I Shares)

Supplement dated June 5, 2017
to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.

JPMorgan Government Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
JPMORGAN TRUST II

J.P. Morgan Income Funds
JPMorgan Government Bond Fund
Prospectus dated July 1, 2016

(Class A and Class I Shares)

Supplement dated June 5, 2017
to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.

JPMorgan High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
JPMORGAN TRUST II

J.P. Morgan Income Funds
JPMorgan High Yield Fund
Prospectus dated July 1, 2016

(Class A and Class I Shares)

Supplement dated June 5, 2017
to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.

JPMorgan Limited Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
JPMORGAN TRUST II

J.P. Morgan Income Funds
JPMorgan Limited Duration Bond Fund
Prospectus dated July 1, 2016

(Class A and Class I Shares)

Supplement dated June 5, 2017
to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.

JPMorgan Mortgage-Backed Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
JPMORGAN TRUST II

J.P. Morgan Income Funds
JPMorgan Mortgage-Backed Securities Fund
Prospectus dated July 1, 2016

(Class A and Class I Shares)

Supplement dated June 5, 2017
to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.

JPMorgan Short Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
JPMORGAN TRUST II

J.P. Morgan Income Funds
JPMorgan Short Duration Bond Fund
Prospectus dated July 1, 2016

(Class A and Class I Shares)

Supplement dated June 5, 2017
to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.

JPMorgan Treasury & Agency Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
JPMORGAN TRUST II

J.P. Morgan Income Funds
JPMorgan Treasury & Agency Fund
Prospectus dated July 1, 2016

(Class A and Class I Shares)

Supplement dated June 5, 2017
to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.

JPMorgan Investor Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
JPMORGAN TRUST II

J.P. Morgan Investor Funds
JPMorgan Investor Balanced Fund
Prospectus dated November 1, 2016, as supplemented

(Class A and Class I Shares)

Supplement dated June 5, 2017
to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.

JPMorgan Investor Conservative Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
JPMORGAN TRUST II

J.P. Morgan Investor Funds
JPMorgan Investor Conservative Growth Fund
Prospectus dated November 1, 2016, as supplemented

(Class A and Class I Shares)

Supplement dated June 5, 2017
to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.

JPMorgan Investor Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
JPMORGAN TRUST II

J.P. Morgan Investor Funds
JPMorgan Investor Growth & Income Fund
Prospectus dated November 1, 2016, as supplemented

(Class A and Class I Shares)

Supplement dated June 5, 2017
to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.

JPMorgan Investor Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
JPMORGAN TRUST II

J.P. Morgan Investor Funds
JPMorgan Investor Growth Fund
Prospectus dated November 1, 2016, as supplemented

(Class A and Class I Shares)

Supplement dated June 5, 2017
to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.

JPMorgan Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
JPMORGAN TRUST II

J.P. Morgan U.S. Equity Funds
JPMorgan Equity Income Fund
Prospectus dated November 1, 2016, as supplemented

(Class A and Class I Shares)

Supplement dated June 5, 2017
to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.

JPMorgan Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
JPMORGAN TRUST II

J.P. Morgan U.S. Equity Funds
JPMorgan Equity Index Fund
Prospectus dated November 1, 2016, as supplemented

(Class A and Class I Shares)

Supplement dated June 5, 2017
to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.

JPMorgan Intrepid Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
JPMORGAN TRUST II

J.P. Morgan U.S. Equity Funds
JPMorgan Intrepid Mid Cap Fund
Prospectus dated November 1, 2016, as supplemented

(Class A and Class I Shares)

Supplement dated June 5, 2017
to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.

JPMorgan Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
JPMORGAN TRUST II

J.P. Morgan U.S. Equity Funds
JPMorgan Large Cap Growth Fund
Prospectus dated November 1, 2016, as supplemented

(Class A and Class I Shares)

Supplement dated June 5, 2017
to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.

JPMorgan Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
JPMORGAN TRUST II

J.P. Morgan U.S. Equity Funds
JPMorgan Large Cap Value Fund
Prospectus dated November 1, 2016, as supplemented

(Class A and Class I Shares)

Supplement dated June 5, 2017
to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.

JPMorgan Market Expansion Enhanced Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
JPMORGAN TRUST II

J.P. Morgan U.S. Equity Funds
JPMorgan Market Expansion Enhanced Index Fund
Prospectus dated November 1, 2016, as supplemented

(Class A and Class I Shares)

Supplement dated June 5, 2017
to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.

JPMorgan Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
JPMORGAN TRUST II

J.P. Morgan U.S. Equity Funds
JPMorgan Mid Cap Growth Fund
Prospectus dated November 1, 2016, as supplemented

(Class A and Class I Shares)

Supplement dated June 5, 2017
to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.

JPMorgan Multi-Cap Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
JPMORGAN TRUST II

J.P. Morgan U.S. Equity Funds
JPMorgan Multi-Cap Market Neutral Fund
Prospectus dated November 1, 2016, as supplemented

(Class A and Class I Shares)

Supplement dated June 5, 2017
to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.

JPMorgan Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
JPMORGAN TRUST II

J.P. Morgan U.S. Equity Funds
JPMorgan Small Cap Growth Fund
Prospectus dated November 1, 2016, as supplemented

(Class A and Class I Shares)

Supplement dated June 5, 2017
to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.

JPMorgan Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
JPMORGAN TRUST II

J.P. Morgan U.S. Equity Funds
JPMorgan Small Cap Value Fund
Prospectus dated November 1, 2016, as supplemented

(Class A and Class I Shares)

Supplement dated June 5, 2017
to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.